Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	GUIDED THERAPEUTICS INC
Entity Central Index Key	0000924515
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,109	$ 1,044	$ 2,200
Accounts receivable, net of allowance for doubtful accounts of $18, $12 and $20 at March 31, 2013, December 31, 2012 and December 31, 2011 respectively	166	107	117
Inventory, net of reserves of $44, $52 and $64 at March 31, 2013, December 31, 2012 and December 31, 2011 respectively	439	524	520
Other current assets	247	198	54
Total current assets	1,961	1,873	2,891
Property and equipment, net	1,263	1,274	1,033
Other assets	361	331	386
Total noncurrent assets	1,624	1,605	1,419
TOTAL ASSETS	3,585	3,478	4,310
CURRENT LIABILITIES:
Short-term notes payable	61	79	30
Current portion of long-term debt	100	4	25
Notes payable - past due	0	419	362
Accounts payable	878	765	1,102
Accrued liabilities	436	1,038	757
Deferred revenue	65	40	453
Total current liabilities	1,540	2,345	2,729
Long-term debt payable, less current portion	183	0	4
TOTAL LIABILITIES	1,723	2,345	2,733
STOCKHOLDERS' EQUITY :
Common stock, $.001 Par value; 145,000 shares authorized, 65,492 and 62,282 shares issued and outstanding as of March, 31 2013 and December 31, 2012, respectively and 100,000 shares authorized and 52,211 shares issued and outstanding as of December 31, 2011	66	62	52
Additional paid-in capital	95,813	93,273	86,614
Treasury stock, at cost	(104)	(104)	(104)
Accumulated deficit	(93,913)	(92,098)	(85,089)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	1,862	1,133	1,473
Non-controlling interest	0	0	104
TOTAL STOCKHOLDERS' EQUITY	1,862	1,133	1,577
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,585	$ 3,478	$ 4,310

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Accounts receivable, net of allowance	$ 18	$ 12	$ 20
Inventory, net of reserves	$ 44	$ 52	$ 64
STOCKHOLDERS' EQUITY :
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	145,000	145,000	100,000
Common stock, Issued	65,492	62,282	52,211
Common stock, outstanding	65,492	62,282	52,211

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUE:
Contract and grant revenue	$ 167	$ 718	$ 3,338	$ 3,597
Sales - devices and disposables	132		72	25
Cost of goods sold	158		117	106
Gross Loss	(26)		(45)	(81)
OPERATING EXPENSES:
Claim settlement	0	0	0	3,622
Research and development	813	714	3,227	2,779
Sales and marketing	164	70	424	287
General and administrative	1,039	930	3,923	3,584
Total operating expenses	2,016	1,714	7,574	10,272
Operating loss	(1,875)	(996)	(4,281)	(6,756)
OTHER INCOME	75			192
INTEREST EXPENSE	(15)	(17)	(72)	(80)
LOSS BEFORE INCOME TAXES	(1,815)	(1,013)	(4,353)	(6,644)
PROVISION FOR INCOME TAXES
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLERS	$ (1,815)	$ (1,013)	$ (4,353)	$ (6,644)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.03)	$ (0.02)	$ (0.08)	$ (0.14)
WEIGHTED AVERAGE SHARES OUTSTANDING	63,671	52,471	57,429	48,868

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,815)	$ (1,013)	$ (4,353)	$ (6,644)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense (recovery)	7	(16)	(3)	18
Depreciation and amortization	112	75	361	34
Issuance of warrants in connection with settlement of claim	0	0	0	3,622
Stock based compensation	430	198	645	870
Changes in operating assets and liabilities:
Inventory	85	(88)	(4)	(520)
Accounts receivable	(65)	96	13	(50)
Other current assets	(49)	8	(144)	(24)
Accounts payable	113	(239)	(337)	187
Deferred revenue	25	(225)	(413)	121
Accrued liabilities	(126)	(70)	513	(168)
Other assets	(30)	84	55	(180)
Total adjustments	502	(177)	299	3,910
Net cash used in operating activities	(1,313)	(1,190)	(3,666)	(2,734)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to capitalized software costs	0	0	0	(260)
Additions to fixed assets	(101)	(130)	(552)	(444)
Net cash used in investing activities	(101)	(130)	(552)	(704)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt financing	0	0	86	0
Proceeds from issuance of common stock	0	0	0	1,767
Proceeds from options and warrants exercised	1,648	146	3,102	818
Payments on notes and loan payables	(169)	(22)	(125)	(215)
Net cash provided by financing activities	1,479	124	3,063	2,370
NET CHANGE IN CASH AND CASH EQUIVALENTS	65	(1,196)	(1,155)	(1,068)
CASH AND CASH EQUIVALENTS, beginning of year	1,044	2,200	2,200	3,268
CASH AND CASH EQUIVALENTS, end of period	1,109	1,004	1,044	2,200
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	4	5	48	183
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as board compensation	463	0	0	0
Acquisition of minority interest	0	0	104	0
Conversion of accrued expenses into common stock	0	0	162	27
Purchase of fixed assets by issuing notes payable	0	0	50	0
Conversion of interest to principal	0	0	0	63
Deemed dividends in the form of warrants to purchase common stock.	$ 0	$ 0	$ 2,656	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Preferred Stock Series A	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 0	$ 47	$ 79,515	$ (104)	$ (78,445)	$ 104	$ 1,013
Beginning Balance, Shares at Dec. 31, 2010	0	47,299
Issuance of common stock, Amount		2	1,765				1,767
Issuance of common stock, Shares		2,090
Exercise of warrants/options, Amount		3	815				818
Exercise of warrants/options, Shares		2,609
Stock-based compensation expense			870				870
Stock-based compensation expense, Shares		179
Issuance of warrants for claim settlement			3,622				3,622
Conversion of debts into common stock, Amount			27				27
Conversion of debts into common stock, Shares		34
Net Loss					(6,644)		(6,644)
Ending Balance, Amount at Dec. 31, 2011	0	52	86,614	(104)	(85,089)	104	1,577
Ending Balance, Shares at Dec. 31, 2011	0	52,211
Exercise of warrants/options, Amount		10	3,092				3,102
Exercise of warrants/options, Shares		9,876
Stock-based compensation expense			645				645
Issuance of stock, Amount			162				162
Issuance of stock, Shares		195
Deemed dividends			2,656		(2,656)
Acquisition of minority interest			104			(104)
Net Loss					(4,353)		(4,353)
Ending Balance, Amount at Dec. 31, 2012	$ 0	$ 62	$ 93,273	$ (104)	$ (92,098)	$ 0	$ 1,133
Ending Balance, Shares at Dec. 31, 2012	0	62,282

1. BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Article 10 of Regulation S-X by Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its wholly owned subsidiary InterScan, Inc., (“Interscan”) (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company”. Accordingly, they do not include all information and footnotes required by GAAP for complete financial statements. These statements reflect adjustments, all of which are of a normal, recurring nature, and which are, in the opinion of management, necessary to present fairly the Company’s financial position as of March 31, 2013, results of operations for the three months ended March 31, 2013 and 2012, and cash flows for the three months ended March 31, 2013 and 2012. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results for a full fiscal year. Preparing financial statements requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2012.

The Company's prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of March 31, 2013, it had an accumulated deficit of approximately $93.9 million. Through March 31, 2013, the Company has devoted substantial resources to research and development efforts. The Company does not have significant experience in manufacturing, marketing or selling its products. The Company's development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company's products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company's products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s consolidated financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty. Notwithstanding the foregoing, the Company believes it has made progress in recent years in stabilizing its financial situation by execution of multiyear contracts from Konica Minolta Opto, Inc., a subsidiary of Konica Minolta, Inc., a Japanese corporation based in Tokyo (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt. However, the Company has replaced its prior agreements with Konica Minolta with a new licensing agreement, and therefore will no longer receive direct payments from Konica Minolta, and will have to pay a royalty to Konica Minolta should the Company sell any products licensed from Konica Minolta.

At March 31, 2013, the Company’s has working capital of approximately $421,000 and it had stockholders’ equity of approximately $1.9 million, primarily due to recurring net losses from operation, offset by proceeds from the exercise of options and warrants.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the second quarter of 2013, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under the Konica Minolta license agreement and additional NCI, NHI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company has warrants exercisable for approximately 8.4 million shares of its common stock outstanding at March 31, 2013, with a weighted average price of $0.74 per share. Exercises of these warrants would generate a total of approximately $6.2 million in cash, assuming full exercise, although the Company cannot be assured that holders will exercise any warrants. Management may obtain additional funds through the private sale of preferred stock or debt securities, public and private sales of common stock, funding from collaborative arrangements, and grants, if available, and believes that such financing will be sufficient to support planned operations through the second quarter of 2013.

Assuming the Company receives FDA approval for its LuViva cervical cancer detection device in 2013, the Company currently anticipates a late 2013 or early 2014 product launch in the United States. Product launch outside the United States is expected in the second half of 2013, but cannot be assured it will be able to launch on these timetables, or at all.

1. Organization, Background, and Basis of Presentation

Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its wholly owned subsidiary, InterScan, Inc. (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company”, is a medical technology company focused on developing innovative medical devices that have the potential to improve healthcare. The Company’s primary focus is the development of its LuViva™ non-invasive cervical cancer detection device and extension of its cancer detection technology into other cancers, including esophageal. The Company’s technology, including products in research and development, primarily relates to biophotonics technology for the non-invasive detection of cancers.

Basis of Presentation

All information and footnote disclosures included in the consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

The Company’s prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of December 31, 2012, it had an accumulated deficit of approximately $91.7 million. Through December 31, 2012, the Company has devoted substantial resources to research and development efforts. The Company first generated revenue from product sales in 1998, but does not have significant experience in manufacturing, marketing or selling its products. The Company’s development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company’s products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company’s products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s consolidated financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty. Notwithstanding the foregoing, the Company believes it has made progress in recent years in stabilizing its financial situation by execution of multiyear contracts from Konica Minolta Opto, Inc., a subsidiary of Konica Minolta, Inc., a Japanese corporation based in Tokyo (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt. However, the Company has replaced its prior agreements with Konica Minolta with a new licensing agreement, and therefore will no longer receive direct payments from Konica Minolta, and will have to pay a royalty to Konica Minolta should the Company sell any products licensed from Konica Minolta.

At December 31, 2012, the Company’s had negative working capital of approximately $472,000, accumulated deficit of $92.1 million, and incurred a net loss of $4.4 million for the year then ended. Stockholders’ equity totaled approximately $1.1 million at December 31, 2012, primarily due to recurring net losses from operations, offset by proceeds from the exercise of options and warrants and proceeds from sales of stock.

As of December 31, 2012, the Company was past due on payments due under its notes payable in the amount of approximately $419,000. These notes are unsecured and management is working on a payment arrangement with the holders.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the second quarter of 2013, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under the Konica Minolta license agreement (see below) and additional NCI, NHI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company has warrants exercisable for approximately 20.8 million shares of its common stock outstanding at December 31, 2012, a substantial majority of which have an exercise price of $0.65 per share. Exercises of these warrants would generate a total of approximately $14.2 million in cash, assuming full exercise, although the Company cannot be assured that holders will exercise any warrants. Management may obtain additional funds through the private sale of preferred stock or debt securities, public and private sales of common stock, funding from collaborative arrangements, and grants, if available, and believes that such financing will be sufficient to support planned operations through the second quarter of 2013.

Assuming the Company receives FDA approval for its LuViva cervical cancer detection device in 2013, the Company currently anticipates a late 2013 or early 2014 product launch in the United States. Product launch outside the United States is expected in the second half of 2013, but cannot be assured it will be able to launch on these timetables, or at all.

2. SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
2. SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies were set forth in the audited financial statements and notes thereto for the year ended December 31, 2012 included in its annual report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations.

Principles of Consolidation

The accompanying consolidated financial statements as of and for the quarter ended March 31, 2013 includes the accounts of Guided Therapeutics, Inc. and its wholly owned subsidiary.

Accounting Standards Updates

Newly effective accounting standards updates and those not effective until after March 31, 2013, are not expected to have a significant effect on the Company’s financial position or results of operations.

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.

Concentration of Credit Risk

The Company, from time to time during the periods covered by these consolidated financial statements, may have bank balances in excess of their insured limits. Management has deemed this as a normal business risk.

Property and equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At March 31, 2013 and December 31, 2012 our inventories are as follows:

	3/31/2013	12/31/2012
Raw materials	$443	$518
Work in process	22	21
Finished goods	18	37
Inventory reserve	(44)	(52)
Total	$439	$524

Revenues

The majority of the Company’s revenues were from product sales of approximately $132,000, grants with NIH and NCI totaling approximately $97,000, as well as other income from royalty and miscellaneous receipts of approximately $70,000 for the three months ended March 31, 2013. Revenue for the same period in 2012 was primarily from contracts with Konica Minolta and grants with NCI, which totaled approximately $631,000 or 91%.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.

Revenue Recognition

The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. The Company recognizes revenue from grants based on the grant agreement, at the time the expenses are incurred. Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers.

Deferred Revenue

The Company defers payments received as revenue until earned based on the related contracts on a straight line basis, over the terms of the contract.

Income Taxes

The Company accounts for income taxes in accordance with the liability method. Under the liability method, we recognize deferred assets and liabilities based upon anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. We establish a valuation allowance to the extent that it is more likely than not that deferred tax assets will not be utilized against future taxable income. As of December 31, 2012, the Company has approximately $61.8 million of Net Operating Loss (NOL) carry forward. There is no provision for income taxes at March 31, 2013 due to the NOL. A full valuation allowance has been recorded related to any deferred tax assets created from the NOL

Stock Option Plan

The Company measures the cost of employees services received in exchange for equity awards, including stock options, based on the grant date fair value of the awards. The cost will be recognized as compensation expense over the vesting period of the awards.

Warrants

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments including warrants issued to non-employees based on the fair value at the date of issue. The fair value of the warrants at date of issuance is estimated using the Black-Scholes Model.

Other Income

Other income consists of a one-time payment from our prior insurance company for prior policy dividends.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations.

Principles of Consolidation

The accompanying consolidated financial statements as of and for the year ended December 31, 2012 includes the accounts of Guided Therapeutics, Inc. and its wholly owned subsidiary. The accompanying consolidated financial statements as of and for the year ended December 31, 2011 include the accounts of Guided Therapeutics and its majority owned subsidiary. As disclosed in Note 3, the Company purchased the remaining 49% interest in its subsidiary during December 2012.

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.

Concentrations of Credit Risk

The Company, from time to time during the years covered by these consolidated financial statements, may have bank balances in excess of its insured limits. Management has deemed this a normal business risk.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At December 31, 2012 and December 31, 2011, our inventories were as follows (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$518	$433
Work in process	21	149
Finished goods	37	2
Inventory reserve	(52)	(64)
Total	$524	$520

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred. Property and equipment are summarized as follows at December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Equipment	$1,196	$1,484
Software	730	640
Furniture and fixtures	124	605
Leasehold Improvement	170	170
	2,220	2,899
Less accumulated depreciation	(946)	(1,866)
Total	$1,274	$1,033

Patent Costs (Principally Legal Fees)

Costs incurred in filing, prosecuting, and maintaining patents are recurring, and expensed as incurred. Maintaining patents are expensed as incurred as the Company has not yet received FDA approval and recovery of these costs is uncertain. Such costs aggregated approximately $46,000 and $56,000 in 2012 and 2011, respectively.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable.

Capitalized Costs of Internally Developed Software (FASB 985):

Costs of producing product masters incurred subsequent to establishing technological feasibility are capitalized. Those costs include coding and testing performed subsequent to establishing technological feasibility.

Software production costs for computer software that is to be used as an integral part of a product or process are not capitalized until technological feasibility has been established for the software and all research and development activities for the other components of the product have been completed.

Capitalization of computer software costs ceases when the product is available for general release to customers. Costs of maintenance and customer support are charged to expense when related revenue is recognized or when those costs are incurred, whichever occurs first.

Costs of internally developed software are capitalized during the development stage of the software. The cost will be transferred to property and equipment and will be depreciated over the expected life of the software, which is estimated to be three years once the software becomes functional.

The Company had capitalized software costs of $640,000 from inception through the December 31, 2011.  These costs were transferred to property, plant, and equipment (PP&E) during 2011.  These costs are now being depreciated over 36 months. There were no capitalized costs in the year ended December 31, 2012.

Other Assets

Other assets primarily consist of long -term deposits for various tooling projects that are being constructed for the Company. At December 31, 2012 and 2011, such balances were approximately $283,000 and $386,000, respectively.

Accrued Liabilities

Accrued liabilities are summarized as follows at December 31, 2012 and 2011 (in thousands):

	As of December 31,
	2012	2011
Accrued compensation	$706	$463
Accrued professional fees	191	126
Accrued rent	77	82
Other accrued expenses	64	86
Total	$1,038	$757

Revenue Recognition

Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers. The Company recognizes revenue from contracts on a straight line basis, over the terms of the contracts. The Company recognizes revenue from grants based on the grant agreements, at the time the expenses are incurred.

Significant Customers

In 2012 and 2011, the majority of the Company’s revenues were from two customers. Revenue from these customers totaled approximately $2.9 million or 85% and approximately $3.1 million or 85% of total revenue for the year ended December 31, 2012 and 2011, respectively. Accounts receivable due from the customers represents 48% and 43% as of December 31, 2012 and 2011, respectively.

Research and Development

Research and development expenses consist of expenditures for research conducted by the Company and payments made under contracts with consultants or other outside parties and costs associated with internal and contracted clinical trials. All research and development costs are expensed as incurred.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management provides valuation allowances against the deferred tax assets for amounts that are not considered more likely than not to be realized.

Uncertain Tax Positions

Effective January 1, 2007 the Company adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions.  Each income tax position is assessed using a two-step process.  A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2012, there were no uncertain tax positions.

The Company is current with its federal and applicable state tax returns filings. Although we have been experiencing recurring losses, we are obligated to file tax returns for compliance with Internal Revenue Service (“IRS”) regulations and that of applicable state jurisdictions. As of December 31, 2012, the Company has approximately $61.8 million of net operating loss eligible to be carried forward for tax purposes at federal and applicable states level.

None of the Company’s federal or state income tax returns are currently under examination by the IRS or state authorities.  However, fiscal years 2009 and later remain subject to examination by the IRS and respective states.

Stock Based Compensation

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently based on fair value estimates.

For the years ended December 31, 2012 and 2011, share-based compensation for options attributable to employees and officers were approximately $645,000 and $870,000, respectively. These amounts have been included in the Company’s statements of operations. Compensation costs for stock options which vest over time are recognized over the vesting period. As of December 31, 2012, the Company had approximately $1.4 million of unrecognized compensation costs related to granted stock options to be recognized over the remaining vesting period of approximately three years.

3. STOCK OPTIONS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
3. STOCK OPTIONS

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently, based on fair value estimates.

For the quarter ended March 31, 2013 and 2012, stock-based compensation for options attributable to employees, officers and directors was approximately $430,000 and $198,000, respectively.  Compensation costs for stock options, which vest over time, are recognized over the vesting period. As of March 31, 2013, the Company had approximately $1.5 million of unrecognized compensation cost related to granted stock options, to be recognized over the remaining vesting period of approximately three years.

The Company has a 1995 stock option plan (the “Plan”) approved by its stockholders for officers, directors and key employees of the Company and consultants to the Company.  Participants are eligible to receive incentive and/or nonqualified stock options.  The aggregate number of shares that may be granted under the Plan is 13,255,219 shares.  The Plan is administered by the compensation committee of the board of directors.  The selection of participants, grant of options, determination of price and other conditions relating to the exercise of options are determined by the compensation committee of the board of directors and administered in accordance with the Plan.

Both incentive stock options and non-qualified options granted to employees, officers and directors under the Plan are exercisable for a period of up to 10 years from the date of grant, at an exercise price that is not less than the fair market value of the common stock on the date of the grant.  The options typically vest in installments of 1/48 of the options outstanding every month.

A summary of the Company’s activity under the Plan as of March 31, 2013 and changes during the three months then ended is as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2013	6,463,206	$0.67
Granted	701,250	$0.69
Exercised / Expired	(100,000)	$0.78
Outstanding, March 31, 2013	7,064,456	$0.67	6.73	$1,392

Vested and exercisable, March 31, 2013	5,065,519	$0.55	6.14	$1,259

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

4. LITIGATION AND CLAIMS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
4. LITIGATION AND CLAIMS

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. Management believes that the disposition of these matters, individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular period.

As of March 31, 2013 and December 31, 2012, there was no accrual recorded for any potential losses related to pending litigation.

5. STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
5. STOCKHOLDERS' EQUITY

Common Stock

The Company has authorized 145 million shares of common stock with $0.001 par value, 65,492,293 of which were outstanding as of March 31, 2013. During the three months ended March 31, 2013, the Company issued 670,313 shares as board compensation and 2,539,659 shares in connection with the exercise of outstanding warrants.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

Stock Options

See Note 3, Stock Options

Warrants

We have issued warrants to purchase our common stock from time to time in connection with certain financing arrangements. Currently, there are warrants exercisable for an aggregate of 8,416,735 shares of common stock outstanding, as follows:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
471,856	(1)	$0.65 per share	July 26, 2013
3,590,525	(2)	$0.65 per share	March 1, 2014
471,856	(3)	$0.80 per share	July 26, 2014
3,590,522	(4)	$0.80 per share	March 1, 2015
6,790	(5)	$1.01 per share	September 10, 2015
285,186	(6)	$1.05 per share	November 20, 2016

__________

(1)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(2)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(3)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(4)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012.

(5)	Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

(6)	Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011.

3. Stockholders’ Equity

Common Stock

The Company has authorized 145 million shares of common stock with $0.001 par value, of which 62.2 million were issued and outstanding as of December 31, 2012. For the year ended December 31, 2011, there were 100 million shares of common stock with $0.001 par value, of which 52.2 million were issued and outstanding.

On November 21, 2011, the Company completed a private placement of 2,056,436 shares of common stock at a purchase price of $0.84 per share, pursuant to which it raised approximately $1.7 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 285,186 shares) at an exercise price of $1.05 per share. The warrants have a five-year term.

In December 2012, the Company entered into an agreement to purchase the remaining 49% interest in InterScan, Inc. In exchange, the Company has agreed to issue warrants equal to 49% of the fair value of InterScan, Inc., as determined by a third party. The Company is currently awaiting the result of this valuation; however, the agreement calls for a minimum value purchase price of $147,000 or approximately 198,000 warrants, based upon the closing stock price at the date of the agreement, and a maximum purchase price of 2,500,000 warrants. The agreement requires the seller to exercise one quarter of their outstanding warrants with the Company, subject to a minimum of $450,000 in warrants exercise payments prior to March 1, 2013. The seller exercised all required warrants in accordance with the purchase agreement.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value, none of which were issued or outstanding as of December 31, 2012. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

Redeemable Convertible Preferred Stock

The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 6,792,013 shares remained available at December 31, 2012 and 6,463,206 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 13,255,219 shares of common stock as of December 31, 2012. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2012 and 2011 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2012	2011
Expected volatility	141%	146%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.84%	1.94%
Weighted average fair value per option at grant date	$0.76	$1.18

Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31 is as follows:

	2012		2011
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,862,167	$ 0.70	5,738,167	$0.41
Options granted	96,500	$ 0.79	2,143,000	$1.20
Options exercised	(326,461)	$ 0.28	(980,000)	$0.07
Options expired/forfeited	(169,000)	$2.60	(39,000)	$1.52
Outstanding at end of year	6,463,206	$ 0.67	6,862,167	$0.70
Options vested and exercisable at year-end	4,373,807	$ 0.50	4,800,354	$0.47
Options available for grant at year-end	6,792,013		1,393,052
Aggregate intrinsic value – options exercised	$ 93,088		$ 72,990
Aggregate intrinsic value – options outstanding	$1,332,965		$5,624,479
Aggregate intrinsic value – options vested and Exercisable	$1,208,831		$5,055,690

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s common stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

Warrants

In July 2012, the Company completed a warrant exchange program, pursuant to which it exchanged warrants exercisable for a total of 15,941,640 shares of common stock, or 56.29% of the warrants eligible to participate, for three classes of new warrants. These exchanges resulted in a deemed dividend of approximately $2.66 million, reflected as a non-cash disclosure in this quarterly financial statement of cash flows. The first class of new warrants expired on September 17, 2012 and carried an exercise price of $0.40, $0.45 or $0.50, depending on the date exercised. The second class of new warrants carries a one-year extension from the original expiration date and is exercisable at $0.65. The third class of new warrants carries a two-year extension from the original expiration date and is exercisable at $0.80.

33

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2012:

Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, December 31, 2012	20,801,512

The Company had the following shares reserved for the warrants outstanding as of December 31, 2012:

Warrants (Underlying Shares) Exercise Price Expiration Date 12,384,777 (1) $0.65 03/01/2013 471,856 (2) $0.65 07/26/2013 3,590,525 (3) $0.65 03/01/2014 471,856 (4) $0.80 07/26/2014 3,590,522 (5) $0.80 03/01/2015 6,790 (6) $1.01 09/10/2015 285,186 (7) $1.05 11/20/2016 20,801,512

(1)     Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013.

(2)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on July 26, 2013.

(3)     Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on March 1, 2014.

(4)	Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on July 26, 2014.

(5)     Consists of outstanding warrants issued in connection with the warrant exchange program in June 2012, to expire on March 1, 2015.

(6)	Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010, to expire on September 10, 2015.

(7)	Consists of outstanding warrants issued in conjunction with a private placement on November 21, 2011, to expire on November 20, 2016.

6. LOSS PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
6. LOSS PER COMMON SHARE

Basic net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of common shares outstanding during the period.

10. Loss Per Common Share

Basic net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the period.

On December 17, 2012, the Company entered into a buy-back agreement with the holder of a 51 percent interest in our subsidiary, InterScan, Inc., pursuant to which the original agreement, dated February 28, 2011, was canceled and ownership of InterScan reverted back to the Company. InterScan is a non-active subsidiary of the company.

7. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
7. NOTES PAYABLE

Short Term Notes Payable

At December 31, 2012, the Company maintained a note payable to IQMS, an enterprise resources planning software provider, of approximately $34,000, as well as a note to Premium Assignment Corporation, an insurance premium financing company, of approximately $33,000. These notes are 12 month straight-line amortizing loans dated June 29, 2012 and July 4, 2012, respectively, with monthly principal and interest payments of approximately $4,300 and $11,000 per month, respectively. The notes carry annual interest rates ranging between 5-6%. The Premium Assignment Corporate note was paid in full during the quarter ended March 31, 2013. The balance due to IQMS was approximately $21,000 at March 31, 2013.

 Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,226 per month due February 2013. Interest was charged at a rate of 7.5%. At December 31, 2012, a balance of approximately $4,000 was outstanding. This loan was paid in full during the quarter ended March 31, 2013.

Notes Payable – Past Due

At December 31, 2012, the Company was past due on two short-term notes totaling approximately $419,000 of principal and accrued interest. Interest charged on these notes prior to amendment ranged between 15-18%. On February 27, 2013, the Company was successful in re-negotiating one of the two past due notes payable. The new note matures June 2013 and accrues interest at 6%. The balance due on this note is approximately $30,000 at March 31, 2013 and is classified as short-term note payable on the consolidated balance sheet. On April 16, 2012, the Company was successful in renegotiating the last of the past due notes payable. The new note accrued interest at 9.0%, requires monthly payments of $10,000 and matures November 2015. The balance due on this note is approximately $283,000 at March 31, 2013.

7. Notes Payable

Short Term Notes Payable

At December 31, 2012, the Company maintained two notes payable to IQMS, an enterprise resources planning software provider, in the amount of $33,500, as well as a note to Premium Assignment Corporation , an insurance premium financing company, in the amount of $ 32,500. These notes are 12 month straight-line amortizing loans dated June 29, 2012 and July 4, 2012, respectively, with monthly principal and interest payments of approximately $4,500 and $11,000 per month, respectively.

Total outstanding short term notes at December 31, 2012 was approximately $ 66,000 due within one year. The notes carry annual interest rates ranging between 5% and 6%.

Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,226 per month due February 2013. Interest is charged at a rate of 7.5%. At December 31, 2012, a balance of approximately $4,000 was outstanding, classified as current loan payable.

Notes Payable – Past Due

At December 31, 2010, the Company was past due on four short-term notes totaling approximately $614,000 of principal and accrued interest. On February 7, 2011, the Company was successful in re-negotiating two of the four remaining past due Notes. These notes are due on demand and interest is charged at rates ranging between 15-18%. For the year ended December 31, 2011, the Company recorded a gain on debt restructured of approximately $60,000 from this transaction. The principal and accrued interest balance at December 31, 2012 and 2011 were approximately $420,000 and $362,000, respectively.

8. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
8. Income Taxes

4. Income Taxes

The Company has incurred net operating losses (“NOLs”) since inception. As of December 31, 2012, the Company had NOL carryforwards available through 2032 of approximately $61.8 million to offset its future income tax liability. The NOL carryforwards began to expire in 2008. The Company has recorded a valuation allowance for all deferred tax assets related to the NOLs. Utilization of existing NOL carryforwards may be limited in future years based on significant ownership changes. The Company is in the process of analyzing its NOLs and has not determined if it has had any change of control issues that could limit the future use of NOL.

Components of deferred taxes are as follows at December 31 (in thousands):

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$23,474	$23,304
Accrued expenses and allowance	277	209
Deferred tax liabilities:
Intangible assets and other		—
	23,751	23,512
Valuation allowance	(23,751)	(23,512)
	$0	$0

The following is a summary of the items that caused recorded income taxes to differ from taxes computed using the statutory federal income tax rate for the years ended December 31:

	2012	2011
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%

9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
9. Commitments and Contingencies

5. Commitments and Contingencies

Operating Leases

In December 2009, the Company moved its offices, which comprise its administrative, research and development, marketing and production facilities to 5835 Peachtree Corners East, Suite D, Norcross, Georgia 30092. The Company leases approximately 23,000 square feet under a lease that expires in June 2017. The fixed monthly lease expense is approximately $14,000 plus common charges. The Company also leases office and automotive equipment under operating lease agreements with monthly payments ranging from $275 to $1,960.  These leases expire at various dates through April 2016.  Future minimum rental payments at December 31, 2012 under non-cancellable operating leases for office space and equipment are as follows (in thousands):

Year	Amount (,000)
2013	$ 177
2014	179
2015	183
2016	172
2017 and thereafter	83
Total	$ 794

Rental expense was approximately $170,000 in 2012 and 2011.

Litigation and Claims

As previously reported, in October 2010, the Company received a letter from an attorney representing Dolores M. Maloof and James E. Funderburke, two stockholders of the Company (together, the “Claimants”), asserting, among other things, that an August 2005 Warrant Agreement entered into by the Company and the Claimants (the “2005 Agreement”) had been modified by a subsequent agreement. While the Company disputed the Claimants’ assertion that an agreement modifying the 2005 Agreement had been reached, the Company determined to negotiate with the Claimants with the goal of terminating the 2005 Agreement and the rights granted thereunder to the Claimants. The 2005 Agreement, among other terms, provided for the Company to pay to the Claimants 7.5% of all net proceeds from any license or sale of the Company’s cervical cancer detection technology, without limitation.

Upon completion of negotiations with the Claimants, the Company entered into an Agreement and Release, on August 30, 2011 (the “Agreement”), by which the Claimants agreed to terminate all of their rights under the 2005 Agreement and release all claims. Accordingly, under the Agreement, the 2005 Agreement and all rights of the Claimants thereunder, including the right to receive 7.5% of proceeds from the sale or license of the Company’s cervical cancer technology, were canceled. In exchange, the Company agreed to issue warrants to the Claimants to purchase an aggregate of 2.6 million shares of the Company’s common stock at an exercise price of $0.01 per share (the “Warrants”), to pay certain royalties related to the sale of disposables in conjunction with the Company’s cervical cancer detection technology and to make certain additional payments related to non-ordinary course asset sales or a sale of the Company by merger, with such royalties and related payments subject to certain “caps” limiting their amounts.

The Warrants were issued in September 2011, are immediately exercisable and will expire on March 1, 2013. The royalties payable pursuant to the Agreement to the Claimants consist of a 2% royalty on gross revenues generated from the sale of disposables (only) used in conjunction with the Company’s cervical cancer detection technology. The cumulative royalty payable is capped at $7.2 million, and may not, together with the additional payments due in conjunction with certain non-ordinary course disposition of assets or a merger of the Company, exceed $12 million. The royalties are payable until the earlier of the sale of the Company by merger and the sale or exclusive license of all or substantially all of the Company’s cervical cancer detection technology. The Agreement further provides that, in the event of one or more non-ordinary course asset sales by the Company, or a sale of the Company by merger, the Claimants will be entitled to an aggregate of 3% of the proceeds therefrom (net of any direct and customary transaction expenses), provided that the aggregate payment due under this provision is capped at the lesser of $9.5 million and the amount by which $12.0 million exceeds the cumulative amount of all payments previously paid to the Claimants in royalties or by reason of prior non-ordinary course asset sales.

For the year ended December 31, 2011, the Company had issued the 2.6 million warrants and recorded approximately $3.6 million of warrant expenses relating to the settlement. For the year ended December 31, 2012, there was no accrual recorded for any potential losses related to pending litigation.

Contracts

Under the Company’s prior collaboration agreements with Konica Minolta related to the development of lung and esophageal cancer detection products, the Company received approximately $400,000 and $1.3 million, respectively. In February 2013, the Company replaced its existing agreements with Konica Minolta with a new agreement, pursuant to which, subject to the payment of a nominal license fee due upon FDA approval, Konica Minolta has granted the Company a five-year, world-wide, non-transferable and non-exclusive right and license to manufacture and to develop a non-invasive esophageal cancer detection product from Konica Minolta and based on the Company’s biophotonic technology platform. The license permits the Company to use certain related intellectual property of Konica Minolta. In return for the license, the Company has agreed to pay Konica Minolta a royalty for each licensed product the Company sells.

10. License and Technology Agreements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
10. License and Technology Agreements

6. License and Technology Agreements

As part of the Company’s efforts to conduct research and development activities and to commercialize potential products, the Company, from time to time, enters into agreements with certain organizations and individuals that further those efforts but also obligate the Company to make future minimum payments or to remit royalties ranging from 1% to 3% of revenue from the sale of commercial products developed from the research. The Company generally is required to make minimum royalty payments for the exclusive license to develop certain technology.

11. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
11. Related Party Transactions	8. Related Party Transactions None

12. Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
12. Valuation and Qualifying Accounts

9. Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2012	2011
Beginning balance	$20	$38
Additions / (Adjustments)	(8)	(18)
Balance	$12	$20

Inventory Reserves

The Company has the following reserves for inventory balance (in thousands):

	Year Ended December 31,
	2012	2011
Beginning balance	$64	$—
Additions / (Adjustments)	(12)	64
Balance	$52	$64

13. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS

On April 16, 2013, the Company exchanged the last of its past-due short-term note with a new note. The new note accrues interest of 9.0%, requires monthly payments of $10,000 and has a default interest rate of 16.5%.

11. Subsequent Events

On March 7, 2013, the Company announced that it received approximately $1.65 million from the exercise of warrants that had an expiration date of March 1, 2013. In connection with the exercise of these warrants, the Company issued 2,539,659 shares of its common stock. The exercised warrants had an exercise price of $0.65 per share. Warrants totaling 9,845,118 and exercisable at $0.65 were not exercised and expired on March 1, 2013.

On March 2, 2013, the board of directors approved board compensation for the year ended December 31, 2012. The 2012 board compensation consists of common stock and stock options, totaling approximately $388,000.

In February 2013, the Company terminated and replaced its existing agreements with Konica Minolta with a new agreement, pursuant to which, subject to the payment of a nominal license fee due upon FDA approval, Konica Minolta has granted the Company a five-year, world-wide, non-transferable and non-exclusive right and license to manufacture and to develop a non-invasive esophageal cancer detection product from Konica Minolta and based on the Company’s biophotonic technology platform. The license permits the Company to use certain related intellectual property of Konica Minolta. In return for the license, the Company has agreed to pay Konica Minolta a royalty for each licensed product the Company sells.

On February 14, 2013, the Company announced that it passed its annual independent quality audit and, with all external and mechanical testing completed, and plans to apply the Edition 3 CE Mark to the LuViva® Advanced Cervical Scan for expanded commercial introduction of the product in select European countries. Passing the annual ISO audit and completing all the testing required to apply the Edition 3 CE Mark to LuViva are major accomplishments for the Company and allows management to accelerate its planned product rollout, in tandem with production ramp up.

2. SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations.

Principles of Consolidation	The accompanying consolidated financial statements as of and for the quarter ended March 31, 2013 includes the accounts of Guided Therapeutics, Inc. and its wholly owned subsidiary.

Principles of Consolidation

The accompanying consolidated financial statements as of and for the year ended December 31, 2012 includes the accounts of Guided Therapeutics, Inc. and its wholly owned subsidiary. The accompanying consolidated financial statements as of and for the year ended December 31, 2011 include the accounts of Guided Therapeutics and its majority owned subsidiary. As disclosed in Note 3, the Company purchased the remaining 49% interest in its subsidiary during December 2012.

Accounting Standards Updates

Newly effective accounting standards updates and those not effective until after March 31, 2013, are not expected to have a significant effect on the Company’s financial position or results of operations.

Cash Equivalents	The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.	Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.
Concentration of Credit Risk

The Company, from time to time during the periods covered by these consolidated financial statements, may have bank balances in excess of their insured limits. Management has deemed this as a normal business risk.

Concentrations of Credit Risk

The Company, from time to time during the years covered by these consolidated financial statements, may have bank balances in excess of its insured limits. Management has deemed this a normal business risk.

Property and equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred. Property and equipment are summarized as follows at December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Equipment	$1,196	$1,484
Software	730	640
Furniture and fixtures	124	605
Leasehold Improvement	170	170
	2,220	2,899
Less accumulated depreciation	(946)	(1,866)
Total	$1,274	$1,033

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At March 31, 2013 and December 31, 2012 our inventories are as follows:

	3/31/2013	12/31/2012
Raw materials	$443	$518
Work in process	22	21
Finished goods	18	37
Inventory reserve	(44)	(52)
Total	$439	$524

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At December 31, 2012 and December 31, 2011, our inventories were as follows (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$518	$433
Work in process	21	149
Finished goods	37	2
Inventory reserve	(52)	(64)
Total	$524	$520

Patent Costs (Principally Legal Fees)

Patent Costs (Principally Legal Fees)

Costs incurred in filing, prosecuting, and maintaining patents are recurring, and expensed as incurred. Maintaining patents are expensed as incurred as the Company has not yet received FDA approval and recovery of these costs is uncertain. Such costs aggregated approximately $46,000 and $56,000 in 2012 and 2011, respectively.

Revenues

The majority of the Company’s revenues were from product sales of approximately $132,000, grants with NIH and NCI totaling approximately $97,000, as well as other income from royalty and miscellaneous receipts of approximately $70,000 for the three months ended March 31, 2013. Revenue for the same period in 2012 was primarily from contracts with Konica Minolta and grants with NCI, which totaled approximately $631,000 or 91%.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable.

Capitalized Costs of Internally Developed Software (FASB 985):

Capitalized Costs of Internally Developed Software (FASB 985):

Costs of producing product masters incurred subsequent to establishing technological feasibility are capitalized. Those costs include coding and testing performed subsequent to establishing technological feasibility.

Software production costs for computer software that is to be used as an integral part of a product or process are not capitalized until technological feasibility has been established for the software and all research and development activities for the other components of the product have been completed.

Capitalization of computer software costs ceases when the product is available for general release to customers. Costs of maintenance and customer support are charged to expense when related revenue is recognized or when those costs are incurred, whichever occurs first.

Costs of internally developed software are capitalized during the development stage of the software. The cost will be transferred to property and equipment and will be depreciated over the expected life of the software, which is estimated to be three years once the software becomes functional.

The Company had capitalized software costs of $640,000 from inception through the December 31, 2011.  These costs were transferred to property, plant, and equipment (PP&E) during 2011.  These costs are now being depreciated over 36 months. There were no capitalized costs in the year ended December 31, 2012.

Other Assets

Other Assets

Other assets primarily consist of long -term deposits for various tooling projects that are being constructed for the Company. At December 31, 2012 and 2011, such balances were approximately $283,000 and $386,000, respectively.

Accrued Liabilities

Accrued Liabilities

Accrued liabilities are summarized as follows at December 31, 2012 and 2011 (in thousands):

	As of December 31,
	2012	2011
Accrued compensation	$706	$463
Accrued professional fees	191	126
Accrued rent	77	82
Other accrued expenses	64	86
Total	$1,038	$757

Revenue Recognition

The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. The Company recognizes revenue from grants based on the grant agreement, at the time the expenses are incurred. Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers.

Revenue Recognition

Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers. The Company recognizes revenue from contracts on a straight line basis, over the terms of the contracts. The Company recognizes revenue from grants based on the grant agreements, at the time the expenses are incurred.

Significant Customers

Significant Customers

In 2012 and 2011, the majority of the Company’s revenues were from two customers. Revenue from these customers totaled approximately $2.9 million or 85% and approximately $3.1 million or 85% of total revenue for the year ended December 31, 2012 and 2011, respectively. Accounts receivable due from the customers represents 48% and 43% as of December 31, 2012 and 2011, respectively.

Research and Development

Research and Development

Research and development expenses consist of expenditures for research conducted by the Company and payments made under contracts with consultants or other outside parties and costs associated with internal and contracted clinical trials. All research and development costs are expensed as incurred.

Deferred Revenue	The Company defers payments received as revenue until earned based on the related contracts on a straight line basis, over the terms of the contract.
Income Taxes

The Company accounts for income taxes in accordance with the liability method. Under the liability method, we recognize deferred assets and liabilities based upon anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. We establish a valuation allowance to the extent that it is more likely than not that deferred tax assets will not be utilized against future taxable income. As of December 31, 2012, the Company has approximately $61.8 million of Net Operating Loss (NOL) carry forward. There is no provision for income taxes at March 31, 2013 due to the NOL. A full valuation allowance has been recorded related to any deferred tax assets created from the NOL.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management provides valuation allowances against the deferred tax assets for amounts that are not considered more likely than not to be realized.

Uncertain Tax Positions

Uncertain Tax Positions

Effective January 1, 2007 the Company adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions.  Each income tax position is assessed using a two-step process.  A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2012, there were no uncertain tax positions.

The Company is current with its federal and applicable state tax returns filings. Although we have been experiencing recurring losses, we are obligated to file tax returns for compliance with Internal Revenue Service (“IRS”) regulations and that of applicable state jurisdictions. As of December 31, 2012, the Company has approximately $61.8 million of net operating loss eligible to be carried forward for tax purposes at federal and applicable states level.

None of the Company’s federal or state income tax returns are currently under examination by the IRS or state authorities.  However, fiscal years 2009 and later remain subject to examination by the IRS and respective states.

Stock Based Compensation

Stock Based Compensation

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently based on fair value estimates.

For the years ended December 31, 2012 and 2011, share-based compensation for options attributable to employees and officers were approximately $645,000 and $870,000, respectively. These amounts have been included in the Company’s statements of operations. Compensation costs for stock options which vest over time are recognized over the vesting period. As of December 31, 2012, the Company had approximately $1.4 million of unrecognized compensation costs related to granted stock options to be recognized over the remaining vesting period of approximately three years.

Stock Option Plan

The Company measures the cost of employees services received in exchange for equity awards, including stock options, based on the grant date fair value of the awards. The cost will be recognized as compensation expense over the vesting period of the awards.

Warrants

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments including warrants issued to non-employees based on the fair value at the date of issue. The fair value of the warrants at date of issuance is estimated using the Black-Scholes Model.

Other Income	Other income consists of a one-time payment from our prior insurance company for prior policy dividends.

2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	3/31/2013	12/31/2012
Raw materials	$443	$518
Work in process	22	21
Finished goods	18	37
Inventory reserve	(44)	(52)
Total	$439	$524

	December 31, 2012	December 31, 2011
Raw materials	$518	$433
Work in process	21	149
Finished goods	37	2
Inventory reserve	(52)	(64)
Total	$524	$520

Property and Equipment
	Year Ended December 31,
	2012	2011
Equipment	$1,196	$1,484
Software	730	640
Furniture and fixtures	124	605
Leasehold Improvement	170	170
	2,220	2,899
Less accumulated depreciation	(946)	(1,866)
Total	$1,274	$1,033

Accrued Liabilities
	As of December 31,
	2012	2011
Accrued compensation	$706	$463
Accrued professional fees	191	126
Accrued rent	77	82
Other accrued expenses	64	86
Total	$1,038	$757

3. STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options Tables
Stock Options activity
	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2013	6,463,206	$0.67
Granted	701,250	$0.69
Exercised / Expired	(100,000)	$0.78
Outstanding, March 31, 2013	7,064,456	$0.67	6.73	$1,392

Vested and exercisable, March 31, 2013	5,065,519	$0.55	6.14	$1,259

	2012		2011
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,862,167	$ 0.70	5,738,167	$0.41
Options granted	96,500	$ 0.79	2,143,000	$1.20
Options exercised	(326,461)	$ 0.28	(980,000)	$0.07
Options expired/forfeited	(169,000)	$2.60	(39,000)	$1.52
Outstanding at end of year	6,463,206	$ 0.67	6,862,167	$0.70
Options vested and exercisable at year-end	4,373,807	$ 0.50	4,800,354	$0.47
Options available for grant at year-end	6,792,013		1,393,052
Aggregate intrinsic value – options exercised	$ 93,088		$ 72,990
Aggregate intrinsic value – options outstanding	$1,332,965		$5,624,479
Aggregate intrinsic value – options vested and Exercisable	$1,208,831		$5,055,690

5. STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Outstanding warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date
471,856	(1)	$0.65 per share	July 26, 2013
3,590,525	(2)	$0.65 per share	March 1, 2014
471,856	(3)	$0.80 per share	July 26, 2014
3,590,522	(4)	$0.80 per share	March 1, 2015
6,790	(5)	$1.01 per share	September 10, 2015
285,186	(6)	$1.05 per share	November 20, 2016

Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, December 31, 2012	20,801,512

Schedule of assumptions used to determine fair value of stock options
	2012	2011
Expected volatility	141%	146%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.84%	1.94%
Weighted average fair value per option at grant date	$0.76	$1.18

8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of deferred taxes

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$23,474	$23,304
Accrued expenses and allowances	277	209
Deferred tax liabilities:
Intangible assets and other	—	—
	23,751	23,512
Valuation allowance	(23,751)	(23,512)
	$0	$0

Income taxes
	2012	2011
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%

9. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases
Year	Amount (,000)
2013	$ 177
2014	179
2015	183
2016	172
2017 and thereafter	83
Total	$ 794

12. Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Allowance for Doubtful Accounts
	Year Ended December 31,
	2012	2011
Beginning balance	$20	$38
Additions / (Adjustments)	(8)	(18)
Balance	$12	$20

Schedule of Inventory Reserves
	Year Ended December 31,
	2012	2011
Beginning balance	$64	$—
Additions / (Adjustments)	(12)	64
Balance	$52	$64

2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Raw materials	$ 443	$ 518	$ 433
Work in process	22	21	149
Finished goods	18	37	2
Inventory reserve	(44)	(52)	(64)	0
Total	$ 439	$ 524	$ 520

2. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross Value of property plant and equipment		$ 2,220	$ 2,899
Less: accumulated depreciation and amortization		(946)	(1,866)
Total property and equipment, net	1,263	1,274	1,033
Equipment
Gross Value of property plant and equipment		1,196	1,484
Software
Gross Value of property plant and equipment		730	640
Furniture and fixtures
Gross Value of property plant and equipment		124	605
Leasehold improvements
Gross Value of property plant and equipment		$ 170	$ 170

2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation		$ 706	$ 463
Accrued professional fees		191	126
Accrued rent		77	82
Other accrued expenses		64	86
Total	$ 436	$ 1,038	$ 757

3. STOCK OPTIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Outstanding beginning balance, Shares	6,463,206	6,862,167	5,738,167
Granted, Shares	701,250	96,500	2,143,000
Exercised, Shares		(326,461)	(980,000)
Expired, Shares		(169,000)	(39,000)
Outstanding ending balance, Shares	7,064,456	6,463,206	6,862,167
Vested and exercisable ending balance	5,065,519	4,373,807	4,800,354
Options available for grant at year-end		6,792,013	1,393,052
Outstanding beginning balance, Weighted average exercise price	$ 0.67	$ 0.7	$ 0.41
Granted, Weighted average exercise price	$ 0.69	$ 0.79	$ 1.2
Exercised, Weighted average exercise price	$ 0.78	$ 0.28	$ 0.07
Expired, Weighted average exercise price		$ 2.6	$ 1.52
Outstanding ending balance, Weighted average exercise price	$ 0.67	$ 0.67	$ 0.7
Vested and exercisable ending balance	$ 0.55	$ 0.5	$ 0.47
Weighted Average Remaining Contractual Life (in years) Outstanding	6 years 8 months 23 days
Weighted Average Remaining Contractual Life (in years) Exercisable	6 years 1 month 20 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 1,332,965	$ 5,624,479
Aggregate Intrinsic Value Exercised		93,088	72,990
Aggregate Intrinsic Value Outstanding, Ending	1,392	1,332,965	5,624,479
Aggregate Intrinsic Value Exercisable	$ 1,259	$ 1,208,831	$ 5,055,690

5. STOCKHOLDERS' EQUITY (Details ) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants outstanding	7,064,456	6,463,206	6,862,167	5,738,167
Warrants exercise price	$ 0.67	$ 0.67	$ 0.7	$ 0.41
Warrant1Member
Warrants outstanding	471,856	12,384,777
Warrants exercise price	$ 0.65	$ 0.65
Expiration date	Jul 26, 2013	Mar 1, 2013
Warrant 2 [Member]
Warrants outstanding	3,590,525	471,856
Warrants exercise price	$ 0.65	$ 0.65
Expiration date	Mar 1, 2014	Jul 26, 2013
Warrant 3 [Member]
Warrants outstanding	471,856	3,590,525
Warrants exercise price	$ 0.8	$ 0.65
Expiration date	Jul 26, 2014	Mar 1, 2014
Warrant 4 [Member]
Warrants outstanding	3,590,522	471,856
Warrants exercise price	$ 0.8	$ 0.8
Expiration date	Mar 1, 2015	Jul 26, 2014
Warrant 5 [Member]
Warrants outstanding	6,790	3,590,522
Warrants exercise price	$ 1.01	$ 0.8
Expiration date	Sep 10, 2015	Mar 1, 2015
Warrant 6 [Member]
Warrants outstanding	285,186	6,790
Warrants exercise price	$ 1.05	$ 1.01
Expiration date	Nov 20, 2016	Sep 10, 2015

5. Stockholders' Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Expected volatility	146.00%	141.00%
Expected option life in years	10 years	10 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.94%	1.84%
Weighted average fair value per option at grant date	$ 1.18	$ 0.76

5. STOCKHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exercised	(326,461)	(980,000)
Warrant [Member]
Outstanding beginning balance	31,217,117
Issuances
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding ending balance	20,801,512

8. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 23,474	$ 23,304
Other	277	209
Deferred tax liabilities:
Intangible assets and other		0
Gross	23,751	23,512
Valuation allowance	(23,751)	(23,512)
Net	$ 0	$ 0

8. Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory federal tax rate	34.00%	34.00%
State taxes, net of federal benefit	4.00%	4.00%
Nondeductible expenses	0.00%	0.00%
Valuation allowance	(38.00%)	(38.00%)
Effective rate	0.00%	0.00%

9. Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 177
2014	179
2015	183
2016	172
2017 and thereafter	83
Total	$ 794

12. Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 20	$ 38
Additions / (Adjustments)	(8)	(18)
Balance	$ 12	$ 20

12. Valuation and Qualifying Accounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 64	$ 0	$ 44
Additions / (Adjustments)	(12)	64
Balance	$ 52	$ 64	$ 44

1. BASIS OF PRESENTATION (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 92,000,000
Working capital		(472,000)
Notes payable past due	$ 0	$ 419,000	$ 362,000
Warrants exercisable		20,800,000

2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		180 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Accounting Policies [Abstract]
Patent Costs			$ 46	$ 56
Capitalized software costs	0	0	0	(260)	640
Other assets			283	386	283
Revenue from two entities			29,000	31,000
Percentage of revenue from two entities			85.00%	85.00%
Receivables From Customer			48.00%	43.00%	48.00%
Net Operating loss carry forward			$ 61,800		$ 61,800

3. STOCK OPTIONS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Notes to Financial Statements
Stock based compensation	$ 430,000	$ 198,000
Unrecognized compensation cost	$ 1,500,000

5. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Details Narrative
Authorized Shares Common		145,000,000
Par value	$ 0.001	$ 0.001	$ 0.001
Authorized preferred stock		5,000,000
Preferred stock par value		$ 0.001
Shares Available under the plan		6,792,013	1,393,052
Share of common stock issued	65,492	62,282	52,211

5. STOCKHOLDERS' EQUITY (Details Narrative 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants outstanding	7,064,456	6,463,206	6,862,167	5,738,167
Warrants exercise price	$ 0.67	$ 0.67	$ 0.7	$ 0.41
Warrant1Member
Warrants outstanding	471,856	12,384,777
Warrants exercise price	$ 0.65	$ 0.65
Expiration date	Jul 26, 2013	Mar 1, 2013
Warrant 2 [Member]
Warrants outstanding	3,590,525	471,856
Warrants exercise price	$ 0.65	$ 0.65
Expiration date	Mar 1, 2014	Jul 26, 2013
Warrant 3 [Member]
Warrants outstanding	471,856	3,590,525
Warrants exercise price	$ 0.8	$ 0.65
Expiration date	Jul 26, 2014	Mar 1, 2014
Warrant 4 [Member]
Warrants outstanding	3,590,522	471,856
Warrants exercise price	$ 0.8	$ 0.8
Expiration date	Mar 1, 2015	Jul 26, 2014
Warrant 5 [Member]
Warrants outstanding	6,790	3,590,522
Warrants exercise price	$ 1.01	$ 0.8
Expiration date	Sep 10, 2015	Mar 1, 2015
Warrant 6 [Member]
Warrants outstanding	285,186	6,790
Warrants exercise price	$ 1.05	$ 1.01
Expiration date	Nov 20, 2016	Sep 10, 2015
Warrant7Member
Warrants outstanding		285,186
Warrants exercise price		$ 1.05
Expiration date		Nov 20, 2016

4. LITIGATION AND CLAIMS (Details Narrative) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Litigation And Claims Details Narrative
Potential losses for pending litigation	$ 0	$ 0

7. NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Debt Disclosure [Abstract]
Loan outstanding		$ 21,000
Notes payble		283,000
Interest rate		9.00%
Notes payable to IQMS, an enterprise resources planning software provider	33,500
Note payable to Premium Assignment Corporation	32,500
Total outstanding short term notes	66,000
Current loan payable on line of credit	4,000
Gain on debt restructured	60,000
Principal and accrued interest on notes payable past due	$ 420,000		$ 362,000

8. Income Taxes (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Details Narrative
NOL carryforwards	$ 61,800,000
NOL carryforwards available through	2008 - 2032